Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,679	$ 3,536
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	2,900	2,800
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 800	$ 700